Allowance for Loan and Lease Losses - Summary of TDRs Includes Newly Designated TDRs and Modifications to Existing TDRs (Detail) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Contract	Jun. 30, 2017 USD ($) Contract	Jun. 30, 2018 USD ($) Contract	Jun. 30, 2017 USD ($) Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract			13		15	8
Commercial and Industrial Loans
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	2	2	7	8	10	6
Pre- Modification Outstanding Recorded Investment	$ 73	$ 44	$ 442	$ 427	$ 712	$ 239
Post- Modification Outstanding Recorded Investment	73	44	442	427	712	239
Related Allowance	$ 53	$ 44	$ 192	$ 134	$ 370	$ 3
Real Estate | 1-4 Single Family Residential Loans
Financing Receivable Modifications [Line Items]
Number of Contracts | Contract	1		1			2
Pre- Modification Outstanding Recorded Investment	$ 34		$ 34			$ 186
Post- Modification Outstanding Recorded Investment	$ 34		$ 34			$ 186